Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 1.8%
General Electric Co	22,747	$4,552,812
Howmet Aerospace Inc	54,633	7,087,539
		11,640,351
Automobiles – 0.5%
Tesla Inc*	12,103	3,136,613
Beverages – 0.8%
Constellation Brands Inc - Class A	11,586	2,126,263
Monster Beverage Corp*	51,825	3,032,799
		5,159,062
Biotechnology – 1.5%
Amgen Inc	9,815	3,057,863
Argenx SE (ADR)*	2,801	1,657,814
Avidity Biosciences Inc*	21,144	624,171
Vaxcyte Inc*	13,442	507,570
Vertex Pharmaceuticals Inc*	7,058	3,421,859
		9,269,277
Building Products – 0.6%
Trane Technologies PLC	11,499	3,874,243
Capital Markets – 1.6%
Ares Management Corp - Class A	18,327	2,686,921
Blackstone Group Inc	31,008	4,334,298
LPL Financial Holdings Inc	8,918	2,917,435
		9,938,654
Consumer Finance – 0.4%
Capital One Financial Corp	14,333	2,569,907
Diversified Financial Services – 5.5%
Apollo Global Management Inc	22,639	3,100,185
Mastercard Inc - Class A	26,330	14,431,999
Visa Inc	50,780	17,796,359
		35,328,543
Electrical Equipment – 0.5%
Eaton Corp PLC	11,907	3,236,680
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp	43,903	2,879,598
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	85,930	1,532,991
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	76,605	6,895,216
Netflix Inc*	12,601	11,750,811
Spotify Technology SA*	6,781	3,729,753
		22,375,780
Health Care Equipment & Supplies – 1.5%
Align Technology Inc*	7,190	1,142,204
Boston Scientific Corp*	18,397	1,855,889
DexCom Inc*	28,018	1,913,349
Intuitive Surgical Inc*	6,603	3,270,268
Lantheus Holdings Inc*	15,953	1,557,013
		9,738,723
Health Care Providers & Services – 0.7%
McKesson Corp	3,241	2,181,161
UnitedHealth Group Inc	3,948	2,067,765
		4,248,926
Hotels, Restaurants & Leisure – 3.0%
Booking Holdings Inc	1,346	6,200,901
Chipotle Mexican Grill Inc*	98,920	4,966,773
DoorDash Inc - Class A*	19,715	3,603,310
Flutter Entertainment PLC*	4,221	935,163
Hilton Worldwide Holdings Inc	15,433	3,511,779
		19,217,926
Household Products – 1.3%
Procter & Gamble Co	47,816	8,148,803
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Corp	23,366	2,744,103
Industrial Conglomerates – 1.1%
3M Co	49,890	7,326,845

	Shares	Value
Common Stocks – (continued)
Insurance – 1.5%
Arthur J Gallagher & Co	8,914	$3,077,470
Progressive Corp/The	23,823	6,742,147
		9,819,617
Interactive Media & Services – 11.5%
Alphabet Inc - Class C	243,440	38,032,631
Meta Platforms Inc - Class A	62,268	35,888,785
		73,921,416
Life Sciences Tools & Services – 0.2%
Danaher Corp	6,308	1,293,140
Machinery – 0.6%
Deere & Co	7,984	3,747,290
Multiline Retail – 6.9%
Amazon.com Inc*	232,959	44,322,779
Pharmaceuticals – 4.1%
AstraZeneca PLC (ADR)	36,259	2,665,036
Eli Lilly & Co	24,037	19,852,399
Johnson & Johnson	17,265	2,863,228
Verona Pharma PLC (ADR)*	15,135	960,921
		26,341,584
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	30,168	3,154,969
Road & Rail – 0.2%
TFI International Inc	17,561	1,360,099
Semiconductor & Semiconductor Equipment – 17.5%
Analog Devices Inc	8,518	1,717,825
ASML Holding NV	4,410	2,922,198
Broadcom Inc	139,987	23,438,023
KLA Corp	6,245	4,245,351
Lam Research Corp	46,726	3,396,980
Marvell Technology Inc	18,889	1,162,996
NVIDIA Corp	686,473	74,399,944
ON Semiconductor Corp*	22,498	915,444
		112,198,761
Software – 20.1%
Autodesk Inc*	29,426	7,703,727
Cadence Design Systems Inc*	22,379	5,691,651
Datadog Inc - Class A*	33,252	3,298,931
Dynatrace Inc*	71,953	3,392,584
HubSpot Inc*	3,750	2,142,337
Intuit Inc	14,006	8,599,544
Microsoft Corp	196,931	73,925,928
Oracle Corp	54,126	7,567,356
Palo Alto Networks Inc*	7,009	1,196,016
Procore Technologies Inc*	29,030	1,916,561
ServiceNow Inc*	5,789	4,608,854
Synopsys Inc*	11,514	4,937,779
Tyler Technologies Inc*	6,281	3,651,711
		128,632,979
Specialty Retail – 2.8%
O'Reilly Automotive Inc*	4,593	6,579,840
TJX Cos Inc	76,350	9,299,430
Wayfair Inc - Class A*	56,354	1,805,019
		17,684,289
Technology Hardware, Storage & Peripherals – 7.6%
Apple Inc	218,332	48,498,087
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	34,741	2,205,359
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	17,042	2,730,640
Wireless Telecommunication Services – 0.4%
T-Mobile US Inc	9,758	2,602,556
Total Investments (total cost $287,923,432) – 100.0%		640,880,590
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(226,236)
Net Assets – 100%		$640,654,354

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$627,584,769	97.9%
Sweden	3,729,753	0.6
United Kingdom	3,625,957	0.6
Netherlands	2,922,198	0.4
Belgium	1,657,814	0.3
Canada	1,360,099	0.2
Total	$640,880,590	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$241,295	$13,767,777	$(14,009,072)	$-	$-	$-	-	$6,668
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	811,348	3,368,325	(4,179,673)	-	-	-	-	171 ∆
Total Affiliated Investments - N/A
	$1,052,643	$17,136,102	$(18,188,745)	$-	$-	$-	-	$6,839

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$640,880,590	$-	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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